Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information

Note 12. Segment Information

The Company manages its operations as a single operating segment for the purpose of assessing performance, making operating decisions and allocating resources, resulting in a single reportable segment. The Company has determined that its Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer. The Company’s CODM reviews the Company’s financial information on a consolidated basis for the purpose of allocating resources and assessing financial performance.

The Company has assembled a portfolio of pre-clinical product candidates that aim to develop next-generation precision bifunctional ADCs for the treatment of cancer. The Company has not generated any revenue since its inception and does not expect to generate any revenue from the sale of products in the near future. The Company primarily incurs expenses in connection with the research and development of its product candidates as well as general and administrative costs consisting of salaries and related costs for personnel in executive, finance and administrative functions, as well as consulting, restructuring and merger-related expenses.

The key measure of segment profit or loss that the CODM uses to allocate resources and assess performance is the Company’s consolidated net loss, as reported on the consolidated statements of operations and comprehensive loss. In addition, the CODM is regularly provided the following significant segment expense categories which are reviewed against budgeted expectations to assist in resource allocation decision-making:

	Three Months Ended September 30		Nine Months Ended September 30
(In thousands)	2025	2024	2025	2024
ADC preclinical development	$(464)	$—	$(626)	$—
HSCT-TMA (AK901) clinical program expense	36	(477)	(70)	(1,560)
Chemistry, manufacturing and control	(21)	(459)	(69)	(3,401)
Other external development expense	(57)	(159)	(92)	(754)
Internal and other research and development expense	(227)	(303)	(981)	(1,220)
U.K. Research and Development Tax Credit	518	1,282	518	1,282
General and administrative expense	(1,324)	(1,488)	(5,129)	(5,995)
Impairment loss on other intangible assets	(5,180)	—	(5,180)	—
Merger-related costs	—	(992)	—	(2,290)
Restructuring and other costs	—	(83)	—	(1,438)
Stock-based compensation expense	(685)	(248)	(2,419)	(989)
Other segment items (1)	(84)	32	960	346
Deferred tax benefit	1,088	—	1,088	—
Net loss	$(6,400)	$(2,895)	$(12,000)	$(16,019)

(1)	Other segment items include interest income, interest expense, gain on settlement of accounts payable, loss on debt extinguishment, change in fair value of warrant liabilities, net foreign currency exchange gains (losses), loss on derivative liability, and other expense, net as reported in the Company’s condensed consolidated statements of operations and comprehensive loss.

Assets regularly provided to the CODM are consistent with those reported on the consolidated balance sheets with particular emphasis on the Company’s available liquidity, including its cash and restricted cash. All of the Company’s tangible assets are held in the United States.

Note 12. Segment Information

The Company manages its operations as a single operating segment for the purpose of assessing performance, making operating decisions and allocating resources, resulting in a single reportable segment. The Company has determined that its CODM is its Chief Executive Officer. The Company’s CODM reviews the Company’s financial information on a consolidated basis for the purpose of allocating resources and assessing financial performance.

The Company has assembled a portfolio of preclinical product candidates that aim to develop next-generation precision bi-functional ADCs for the treatment of cancer. The Company has not generated any revenue since its inception and does not expect to generate any revenue from the sale of products in the near future. The Company primarily incurs expenses in connection with the research and development of its product candidates as well as general and administrative costs consisting of salaries and related costs for personnel in executive, finance and administrative functions, as well as consulting, restructuring and merger-related expenses.

The key measure of segment profit or loss that the CODM uses to allocate resources and assess performance is the Company’s consolidated net loss, as reported on the consolidated statements of operations and comprehensive loss. In addition, the CODM is regularly provided the following significant segment expense categories which are reviewed against budgeted expectations to assist in resource allocation decision-making:

	Year Ended December 31,
(In thousands)	2024	2023
HSCT-TMA (AK901) program expense	$(1,896)	$(1,802)
BP (AK802) program expense	—	1,073
ADC preclinical development	(47)	—
Chemistry, manufacturing and control	(3,497)	(2,684)
Other external development expense	(837)	(1,498)
Internal and other research and development expense	(129)	(386)

General and administrative expense	(8,281)	(10,359)

Merger-related expense	(3,273)	—

Restructuring and other expense	(1,438)	—

Stock-based compensation expense	(2,245)	(1,150)

Other segment items (1)	1,852	6,798

Net loss	$(19,791)	$(10,008)

(1)	Other segment items include interest income, interest expense, change in fair value of warrant liabilities, net foreign currency exchange gains (losses) and other expense, net as reported on the consolidated statements of operations and comprehensive loss.

Assets regularly provided to the CODM are consistent with those reported on the consolidated balance sheets with particular emphasis on the Company’s available liquidity, including its cash and restricted cash. All of the Company’s tangible assets are held in the United States.